RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 27, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions

Name and Relationship to Company	Transaction	2020	2019

MMOF GP II, LLC (“Fund LP II”), an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 27.1% of indirect equity interest in Fund LP II, the General Partner of Fund II, which both hold equity interests in a subsidiary of the Company. (1)	Management Fees	$1,820,204	$1,820,904

MedMen Opportunity Fund GP, LLC (“Fund LP”), an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 24.2% of indirect equity interest in Fund LP, the General Partner of Fund I, which both hold equity interests in a subsidiary of the Company. (1)	Management Fees	1,289,513	1,228,259

MedMen Canada Inc., a 50/50 joint venture partnership between the Company and Cronos Group Inc.	Advance	-	1,153,200

Other		-	719,092

Total Amounts Due from Related Parties		$3,109,717	$4,921,455

(1)	As of February 2020 and May 2020, Mr. Adam Bierman and Mr. Andrew Modlin, respectively, no longer held board or management positions and therefore as of June 27, 2020 are not related parties, however they were during the fiscal years ended June 27, 2020 and June 29, 2019.

As of June 27, 2020 and June 29, 2019, amounts due to related parties were as follows:

Name and Relationship to Company	Transaction	2020	2019

Fund LP II, an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 27.1% of indirect equity interest in Fund LP II, the General Partner of Fund II, which both hold equity interests in a subsidiary of the Company. (1)	Working Capital, Construction and Tenant Improvements, Lease Deposits and Cash Used for Acquisitions	$(1,093,896)	$(1,093,896)

Fund LP, an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 24.2% of indirect equity interest in Fund LP, the General Partner of Fund I, which both hold equity interests in a subsidiary of the Company. (1)	Working Capital, Management Fees and Cash Used for Acquisitions	(1,986,697)	(2,862,647)

Other		(1,476,221)	(1,684,274)
Total Amounts Due to Related Parties		$(4,556,814)	$(5,640,817)